LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ROU Assets and Lease Liabilities
The Company’s right-of-use assets and lease liabilities for its operating lease consisted of the following amounts as of September 30, 2023 and December 31, 2022:

	Nine Months Ended September 30, 2023	Year Ended December 31, 2022
Assets:
Operating lease right-of-use assets	$171,295	$77,011
Liabilities:
Operating lease liability, current	173,799	48,127
Operating lease liability, non-current	—	29,268

Total lease liability	$173,799	$77,395

The table below shows a weighted-average analysis for lease terms and discount rates for all operating leases for the periods presented:

	Nine Months Ended September 30, 2023	Year Ended December 31, 2022
Weighted-average remaining lease term (in years)	0.80	1.58
Weighted-average discount rate	3.42%	3.36%

The Company’s ROU assets and lease liabilities for its operating leases consisted of the following amounts as of December 31, 2022 and 2021:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Assets:
Operating lease right-of-use assets	$77,011	$122,503
Liabilities:
Operating lease liability, current	48,127	45,107
Operating lease liability, non-current	29,268	77,396
Total lease liability	—	—

	77,395	122,503
The table below shows a weighted-average analysis for lease terms and discount rates for all operating leases for the periods presented:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Weighted-average remaining lease term (in years)	1.58	2.58
Weighted-average discount rate	3.36%	3.36%

Lease Expense	The Company’s lease expense for the periods presented consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease cost	$69,904	$12,471	$94,846	$36,313
Variable lease cost	20,540	1,221	29,465	2,444

Total lease cost	$90,444	$13,692	$124,311	$38,757

The following table shows supplemental cash flow information related to lease activities for the periods presented:

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of the lease liability
Operating cash flows from operating leases	$96,891	$36,121
ROU assets obtained in exchange for new lease liabilities	—	—
The Company’s lease expense for the periods presented consisted of the following:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Operating lease cost	$48,784	$19,868
Variable lease cost	3,664	1,019

	52,449	20,887
The following table shows supplemental cash flow information related to lease activities for the periods presented:

Cash paid for amounts included in the measurement of the lease liability
Operating cash flows from operating leases	$48,399	$19,868

ROU assets obtained in exchange for new lease liabilities	—	$139,025

Future Minimum Noncancellable Lease Payments
Future minimum noncancellable lease payments under the Company’s operating leases on an undiscounted basis reconciled to the respective lease liability at September 30, 2023 are as follows:

Operating leases
Remaining of 2023	$117,527
2024	118,058
2025	—
2026	—
2027	—
Thereafter	—

Total operating lease payments (undiscounted)	235,585
Less: Imputed interest	(61,786)

Lease liability as of September 30, 2023	$173,799

Future minimum noncancelable lease payments under the Company’s operating leases on an undiscounted basis reconciled to the respective lease liability at December 31, 2022 are as follows:

Operating leases
2023	$49,855
2024	29,514
2025	—
2026	—
2027	—
Thereafter	—

Total operating lease payments (undiscounted)	79,369
Less: Imputed interest	(1,974)

Lease liability as of December 31, 2022	$77,395

Abacus Settlements, LLC
ROU Assets and Lease Liabilities
The Company’s ROU assets and lease liabilities for its operating leases consisted of the following amounts as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Assets
Operating lease right-of-use asset	$300,866	$367,508
Liabilities
Operating lease liability, current	214,691	135,321
Operating lease liability, noncurrent	87,806	232,187

Total operating lease liabilities	$302,497	$367,508
The table below shows a weighted-average analysis for lease term and discount rate for all operating leases as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Weighted-average remaining lease term (in years)	1.41	2.58
Weighted-average discount rate	3.71%	3.36%

Lease Expense	The Company’s lease expense for the periods presented consisted of the following:

	Year Ended December 31,
	2022	2021
Operating lease cost	$190,183	$126,178
Variable lease cost	9,403	10,756

Total lease cost	$199,586	$136,935

The following table shows supplemental cash flow information related to lease activities for the periods presented:

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of the lease liability
Operating cash flows from operating leases	201,478	126,178
ROU assets obtained in exchange for new lease liabilities	123,541	417,076

Future Minimum Noncancellable Lease Payments
Future minimum noncancelable lease payments under the Company’s operating leases on an undiscounted basis reconciled to the respective lease liability at December 31, 2022 are as follows:

Operating Leases
2023	221,182
2024	88,543
2025	—
2026	—
2027	—
Thereafter	—

Total operating lease payments (undiscounted)	$309,726
Less: Imputed interest	(7,229)

Lease liability as of December 31, 2022	$302,497